As filed with the Securities and Exchange Commission on November 28, 2012
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-10487

Hotchkis & Wiley Funds
(Exact name of registrant as specified in charter)

725 South Figueroa Street, 39th Floor
Los Angeles, California 90017-5439
(Address of principal executive offices) (Zip code)

Anna Marie Lopez
Hotchkis & Wiley Capital Management, LLC
725 South Figueroa Street, 39th Floor
Los Angeles, California 90017-5439
(Name and address of agent for service)

Copy to:

Karin Jagel Flynn, Esq.
Vedder Price P.C.
222 North LaSalle Street
Chicago, Illinois  60601

(213) 430-1000
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2013

Date of reporting period:  September 30, 2012

Item 1. Schedule of Investments.

Schedule of Investments - September 30, 2012
Hotchkis & Wiley Diversified Value Fund (Unaudited)

	Shares
COMMON STOCKS - 99.05%	Held	Value
CONSUMER DISCRETIONARY - 10.06%
Auto Components - 3.81%
Delphi Automotive PLC (a)	62,000	$1,922,000
Johnson Controls, Inc.	264,800	7,255,520
Magna International, Inc.	114,200	4,940,292
		14,117,812
Automobiles - 1.06%
General Motors Company (a)	172,500	3,924,375
Hotels, Restaurants & Leisure - 0.40%
Carnival Corporation	41,000	1,494,040
Media - 2.82%
Comcast Corporation	53,400	1,858,320
The Interpublic Group of Companies, Inc.	414,400	4,608,128
Time Warner Cable, Inc.	41,600	3,954,496
		10,420,944
Multiline Retail - 1.14%
J.C. Penney Company, Inc. (c)	173,100	4,204,599
Specialty Retail - 0.83%
Lowe's Companies, Inc.	101,800	3,078,432
TOTAL CONSUMER DISCRETIONARY		37,240,202
CONSUMER STAPLES - 5.16%
Beverages - 1.69%
Molson Coors Brewing Company	42,800	1,928,140
PepsiCo, Inc.	61,000	4,316,970
		6,245,110
Food & Staples Retailing - 2.45%
CVS Caremark Corporation	93,800	4,541,796
Wal-Mart Stores, Inc.	61,500	4,538,700
		9,080,496
Food Products - 1.02%
General Mills, Inc.	46,900	1,868,965
Mondelez International, Inc.	46,400	1,918,640
		3,787,605
TOTAL CONSUMER STAPLES		19,113,211
ENERGY - 10.11%
Oil, Gas & Consumable Fuels - 10.11%
Cobalt International Energy, Inc. (a)	402,800	8,970,356
Hess Corporation	94,500	5,076,540
Murphy Oil Corporation	85,900	4,611,971
Phillips 66	27,950	1,296,042
Royal Dutch Shell PLC - Class B - ADR	107,400	7,657,620
Total SA - ADR (c)	195,700	9,804,570
TOTAL ENERGY		37,417,099
FINANCIALS - 28.63%
Capital Markets - 1.17%
Morgan Stanley	257,700	4,313,898
Commercial Banks - 5.51%
KeyCorp	452,603	3,955,750
PNC Financial Services Group, Inc.	43,915	2,771,037
SunTrust Banks, Inc.	164,000	4,636,280
Wells Fargo & Company	262,234	9,054,940
		20,418,007
Consumer Finance - 1.25%
Capital One Financial Corporation	80,900	4,612,109
Diversified Financial Services - 10.47%
Bank of America Corporation	1,037,222	9,158,670
Citigroup, Inc.	444,674	14,549,733
JPMorgan Chase & Company	372,400	15,074,752
		38,783,155
Insurance - 10.23%
The Allstate Corporation	258,100	10,223,341
American International Group, Inc. (a)	488,300	16,011,357
MetLife, Inc.	96,942	3,340,621
Prudential Financial, Inc.	32,900	1,793,379
Unum Group	242,700	4,664,694
XL Group PLC	76,900	1,847,907
		37,881,299
TOTAL FINANCIALS		106,008,468
HEALTH CARE - 11.77%
Health Care Equipment & Supplies - 2.41%
Covidien PLC	82,400	4,896,208
Medtronic, Inc.	46,600	2,009,392
Zimmer Holdings, Inc.	29,900	2,021,838
		8,927,438
Health Care Providers & Services - 1.61%
Quest Diagnostics, Inc.	50,300	3,190,529
WellPoint, Inc.	47,600	2,761,276
		5,951,805

Pharmaceuticals - 7.75%
AstraZeneca PLC - ADR	39,500	1,890,470
Eli Lilly & Company	41,900	1,986,479
Johnson & Johnson	150,400	10,364,063
Merck & Company, Inc.	61,996	2,796,020
Novartis AG - ADR	62,100	3,804,246
Pfizer, Inc.	115,800	2,877,630
Sanofi - ADR	115,300	4,964,818
		28,683,726
TOTAL HEALTH CARE		43,562,969
INDUSTRIALS - 9.18%
Aerospace & Defense - 4.32%
The Boeing Company	37,000	2,575,940
Embraer SA - ADR	84,300	2,244,066
Lockheed Martin Corporation	80,800	7,545,104
Northrop Grumman Corporation	54,700	3,633,721
		15,998,831
Air Freight & Logistics - 1.14%
FedEx Corporation	49,800	4,214,076
Machinery - 3.72%
Cummins, Inc.	80,800	7,450,568
PACCAR, Inc.	158,300	6,335,958
		13,786,526
TOTAL INDUSTRIALS		33,999,433
INFORMATION TECHNOLOGY - 13.93%
Computers & Peripherals - 3.74%
Hewlett-Packard Company	812,400	13,859,544
Electronic Equipment, Instruments & Components - 3.72%
Corning, Inc.	704,100	9,258,915
TE Connectivity Limited	132,800	4,516,528
		13,775,443
Semiconductors & Semiconductor Equipment - 0.70%
Texas Instruments, Inc.	93,900	2,586,945
Software - 5.77%
CA, Inc.	139,606	3,596,949
Microsoft Corporation	291,200	8,671,936
Oracle Corporation	289,100	9,103,758
		21,372,643
TOTAL INFORMATION TECHNOLOGY		51,594,575
TELECOMMUNICATION SERVICES - 3.04%
Wireless Telecommunication Services - 3.04%
Vodafone Group PLC - ADR	395,300	11,264,074
TOTAL TELECOMMUNICATION SERVICES		11,264,074
UTILITIES - 7.17%
Electric Utilities - 3.47%
Edison International	88,100	4,025,289
Exelon Corporation	248,100	8,827,398
		12,852,687
Independent Power Producers & Energy Traders - 1.30%
NRG Energy, Inc.	224,500	4,802,055
Multi-Utilities - 2.40%
Public Service Enterprise Group, Inc.	276,700	8,904,206
TOTAL UTILITIES		26,558,948
Total common stocks (Cost $431,939,031)		366,758,979

Total long-term investments (Cost $431,939,031)		366,758,979

COLLATERAL FOR SECURITIES ON LOAN - 1.79%
Money Market Funds - 1.79%
Invesco Government Agency Portfolio, 0.02%^	6,642,426	6,642,426
Total collateral for securities on loan (Cost $6,642,426)		6,642,426

SHORT-TERM INVESTMENTS - 0.62%	Principal
Time Deposits - 0.62%	Amount
Bank of New York Mellon, 0.03%, 10/01/2012*	$2,280,696	2,280,696
Total short-term investments (Cost $2,280,696)		2,280,696

Total investments - 101.46% (Cost $440,862,153)		375,682,101

Liabilities in excess of other assets - (1.46)%		(5,400,051)

Net assets - 100.00%		$370,282,050

(a) -	Non-income producing security.
(c) -	All or a portion of this security is on loan. The total market value of securities on loan was $6,502,004.
ADR -	American Depositary Receipt
^ -	Rate shown is the 7-day yield as of September 30, 2012.
* -	Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 10 sectors,  24 industry groups, 68 industries and 154 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - September 30, 2012
Hotchkis & Wiley Large Cap Value Fund (Unaudited)

	Shares
COMMON STOCKS - 99.14%	Held	Value
CONSUMER DISCRETIONARY - 9.72%
Auto Components - 3.94%
Johnson Controls, Inc.	333,900	$9,148,860
Lear Corporation	67,800	2,562,162
Magna International, Inc.	181,100	7,834,386
		19,545,408
Diversified Consumer Services - 1.66%
H&R Block, Inc.	474,200	8,217,886
Hotels, Restaurants & Leisure - 0.41%
Carnival Corporation	55,500	2,022,420
Media - 1.55%
Comcast Corporation	143,600	4,997,280
The Interpublic Group of Companies, Inc.	242,700	2,698,824
		7,696,104
Multiline Retail - 1.61%
J.C. Penney Company, Inc. (c)	329,600	8,005,984
Specialty Retail - 0.55%
Lowe's Companies, Inc.	90,800	2,745,792
TOTAL CONSUMER DISCRETIONARY		48,233,594
CONSUMER STAPLES - 5.41%
Beverages - 1.44%
PepsiCo, Inc.	101,000	7,147,770
Food & Staples Retailing - 2.70%
CVS Caremark Corporation	152,100	7,364,682
Wal-Mart Stores, Inc.	81,700	6,029,460
		13,394,142
Food Products - 1.27%
General Mills, Inc.	63,000	2,510,550
Mondelez International, Inc.	92,200	3,812,470
		6,323,020
TOTAL CONSUMER STAPLES		26,864,932
ENERGY - 8.90%
Oil, Gas & Consumable Fuels - 8.90%
Marathon Oil Corporation	86,800	2,566,676
Murphy Oil Corporation	186,700	10,023,923
Phillips 66	68,100	3,157,797
Royal Dutch Shell PLC - Class B - ADR	212,900	15,179,770
Total SA - ADR	263,500	13,201,350
TOTAL ENERGY		44,129,516
FINANCIALS - 29.68%
Commercial Banks - 4.48%
PNC Financial Services Group, Inc.	80,300	5,066,930
Regions Financial Corporation	679,700	4,900,637
Wells Fargo & Company	354,291	12,233,668
		22,201,235
Consumer Finance - 1.51%
Capital One Financial Corporation	131,100	7,474,011
Diversified Financial Services - 11.32%
Bank of America Corporation	1,680,189	14,836,069
Citigroup, Inc.	601,968	19,696,393
JPMorgan Chase & Company	534,500	21,636,560
		56,169,022
Insurance - 12.37%
The Allstate Corporation	447,800	17,737,358
American International Group, Inc. (a)	748,400	24,540,035
MetLife, Inc.	158,858	5,474,247
Unum Group	514,500	9,888,690
XL Group PLC	154,900	3,722,247
		61,362,577
TOTAL FINANCIALS		147,206,845
HEALTH CARE - 10.51%
Health Care Equipment & Supplies - 1.05%
Zimmer Holdings, Inc.	76,800	5,193,216
Health Care Providers & Services - 0.75%
WellPoint, Inc.	64,300	3,730,043
Pharmaceuticals - 8.71%
AstraZeneca PLC - ADR	77,500	3,709,150
Eli Lilly & Company	55,100	2,612,291
Johnson & Johnson	223,900	15,428,949
Merck & Company, Inc.	98,600	4,446,860
Novartis AG - ADR	92,300	5,654,298
Pfizer, Inc.	182,000	4,522,700
Sanofi - ADR	159,100	6,850,846
		43,225,094
TOTAL HEALTH CARE		52,148,353
INDUSTRIALS - 9.62%
Aerospace & Defense - 4.76%
The Boeing Company	32,900	2,290,498
Embraer SA - ADR	97,700	2,600,774
Lockheed Martin Corporation	134,600	12,568,948
Northrop Grumman Corporation	92,600	6,151,418
		23,611,638

Machinery - 4.04%
Cummins, Inc.	111,500	10,281,415
PACCAR, Inc.	243,500	9,746,088
		20,027,503
Professional Services - 0.82%
Manpower, Inc.	110,100	4,051,680
TOTAL INDUSTRIALS		47,690,821
INFORMATION TECHNOLOGY - 12.44%
Computers & Peripherals - 3.89%
Hewlett-Packard Company	1,132,100	19,313,626
Electronic Equipment, Instruments & Components - 3.79%
Corning, Inc.	951,100	12,506,965
TE Connectivity Limited	185,225	6,299,502
		18,806,467
Semiconductors & Semiconductor Equipment - 0.72%
Texas Instruments, Inc.	130,100	3,584,255
Software - 4.04%
CA, Inc.	235,581	6,069,744
Microsoft Corporation	468,300	13,945,975
		20,015,719
TOTAL INFORMATION TECHNOLOGY		61,720,067
TELECOMMUNICATION SERVICES - 3.34%
Wireless Telecommunication Services - 3.34%
Vodafone Group PLC - ADR	580,900	16,552,746
TOTAL TELECOMMUNICATION SERVICES		16,552,746
UTILITIES - 9.52%
Electric Utilities - 5.33%
Edison International	163,400	7,465,746
Exelon Corporation	437,800	15,576,924
PPL Corporation	117,500	3,413,375
		26,456,045
Independent Power Producers & Energy Traders - 1.60%
NRG Energy, Inc.	369,800	7,910,022
Multi-Utilities - 2.59%
Public Service Enterprise Group, Inc.	399,700	12,862,346
TOTAL UTILITIES		47,228,413
Total common stocks (Cost $606,179,287)		491,775,287

Total long-term investments (Cost $606,179,287)		491,775,287

COLLATERAL FOR SECURITIES ON LOAN - 1.24%
Money Market Funds - 1.24%
Invesco Government Agency Portfolio, 0.02%^	6,179,030	6,179,030
Total collateral for securities on loan (Cost $6,179,030)		6,179,030

SHORT-TERM INVESTMENTS - 0.70%	Principal
Time Deposits - 0.70%	Amount
Royal Bank of Canada, 0.03%, 10/01/2012*	$3,455,364	3,455,364
Total short-term investments (Cost $3,455,364)		3,455,364

Total investments - 101.08% (Cost $615,813,681)		501,409,681

Liabilities in excess of other assets - (1.08)%		(5,356,820)

Net assets - 100.00%		$496,052,861

(a) -	Non-income producing security.
(c) -	All or a portion of this security is on loan. The total market value of securities on loan was $6,044,040.
ADR -	American Depositary Receipt
^ -	Rate shown is the 7-day yield as of September 30, 2012.
* -	Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 10 sectors,  24 industry groups, 68 industries and 154 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - September 30, 2012
Hotchkis & Wiley Mid-Cap Value Fund (Unaudited)

	Shares
COMMON STOCKS - 95.77%	Held	Value
CONSUMER DISCRETIONARY - 21.36%
Auto Components - 7.52%
Delphi Automotive PLC (a)	546,500	$16,941,500
The Goodyear Tire & Rubber Company (a)	2,807,600	34,224,644
Lear Corporation	439,800	16,620,042
Magna International, Inc.	744,600	32,211,396
		99,997,582
Diversified Consumer Services - 4.25%
DeVry, Inc.	319,100	7,262,716
H&R Block, Inc.	2,848,000	49,355,840
		56,618,556
Media - 8.02%
The Interpublic Group of Companies, Inc.	3,660,600	40,705,872
Valassis Communications, Inc. (a)(b)	2,675,000	66,045,750
		106,751,622
Multiline Retail - 1.06%
J.C. Penney Company, Inc. (c)	578,800	14,059,052
Specialty Retail - 0.51%
Staples, Inc.	584,600	6,734,592
TOTAL CONSUMER DISCRETIONARY		284,161,404
CONSUMER STAPLES - 2.78%
Beverages - 1.05%
Molson Coors Brewing Company	310,700	13,997,035
Food & Staples Retailing - 1.73%
Safeway, Inc. (c)	857,700	13,800,393
SUPERVALU, Inc. (c)	3,813,600	9,190,776
		22,991,169
TOTAL CONSUMER STAPLES		36,988,204
ENERGY - 6.89%
Oil, Gas & Consumable Fuels - 6.89%
Cobalt International Energy, Inc. (a)	2,376,700	52,929,109
Kosmos Energy Limited (a)	1,666,100	18,976,879
Stone Energy Corporation (a)	785,200	19,724,224
TOTAL ENERGY		91,630,212
FINANCIALS - 28.10%
Commercial Banks - 13.22%
CIT Group, Inc. (a)	170,700	6,723,873
First Horizon National Corporation	2,067,458	19,909,617
KeyCorp	3,899,520	34,081,805
Regions Financial Corporation	5,366,900	38,695,349
SunTrust Banks, Inc.	1,625,400	45,950,057
Synovus Financial Corporation	5,711,500	13,536,255
Zions Bancorporation	818,100	16,897,856
		175,794,812
Diversified Financial Services - 2.36%
PHH Corporation (a)	1,547,800	31,497,730
Insurance - 11.76%
The Allstate Corporation	1,094,700	43,361,067
CNO Financial Group, Inc.	3,473,000	33,514,450
Torchmark Corporation	188,000	9,653,800
Unum Group	2,588,700	49,754,814
XL Group PLC	839,600	20,175,588
		156,459,719
Real Estate Management & Development - 0.76%
Granite Real Estate, Inc.	281,600	10,109,440
TOTAL FINANCIALS		373,861,701
HEALTH CARE - 6.10%
Biotechnology - 0.20%
United Therapeutics Corporation (a)	47,300	2,643,124
Health Care Providers & Services - 5.90%
Aetna, Inc.	506,900	20,073,240
LifePoint Hospitals, Inc. (a)	394,500	16,876,710
Omnicare, Inc.	1,037,500	35,243,875
Quest Diagnostics, Inc.	98,300	6,235,169
		78,428,994
TOTAL HEALTH CARE		81,072,118
INDUSTRIALS - 13.26%
Aerospace & Defense - 5.13%
Alliant Techsystems, Inc.	417,100	20,900,881
Embraer SA - ADR	642,300	17,098,026
Huntington Ingalls Industries, Inc. (a)	719,000	30,233,950
		68,232,857
Airlines - 1.01%
Southwest Airlines Company	1,537,900	13,487,383
Construction & Engineering - 0.24%
EMCOR Group, Inc.	110,300	3,147,962
Machinery - 0.52%
PACCAR, Inc.	174,300	6,976,358
Professional Services - 2.78%
Manpower, Inc.	1,005,900	37,017,120
Road & Rail - 3.58%
Con-way, Inc.	1,739,200	47,601,904
TOTAL INDUSTRIALS		176,463,584

INFORMATION TECHNOLOGY - 10.01%
Communications Equipment - 3.70%
Arris Group, Inc. (a)	3,330,900	42,602,211
Comverse Technology, Inc. (a)	1,074,900	6,610,635
		49,212,846
Computers & Peripherals - 0.92%
Lexmark International, Inc. (c)	551,200	12,264,200
Electronic Equipment, Instruments & Components - 1.78%
Ingram Micro, Inc. (a)	425,500	6,480,365
TE Connectivity Limited	503,000	17,107,030
		23,587,395
Semiconductors & Semiconductor Equipment - 2.77%
Marvell Technology Group Limited	1,086,800	9,944,220
ON Semiconductor Corporation (a)	4,365,400	26,934,518
		36,878,738
Software - 0.84%
CA, Inc.	64,537	1,662,796
Symantec Corporation (a)	528,000	9,504,000
		11,166,796
TOTAL INFORMATION TECHNOLOGY		133,109,975
UTILITIES - 7.27%
Electric Utilities - 2.71%
Great Plains Energy, Inc.	758,200	16,877,532
PPL Corporation	659,600	19,161,380
		36,038,912
Independent Power Producers & Energy Traders - 3.02%
NRG Energy, Inc.	1,881,200	40,238,868
Multi-Utilities - 1.54%
Public Service Enterprise Group, Inc.	637,200	20,505,096
TOTAL UTILITIES		96,782,876
Total common stocks (Cost $1,423,686,332)		1,274,070,074

Total long-term investments (Cost $1,423,686,332)		1,274,070,074

COLLATERAL FOR SECURITIES ON LOAN - 2.23%
Money Market Funds - 2.23%
Invesco Government Agency Portfolio, 0.02%^	29,706,260	29,706,260
Total collateral for securities on loan (Cost $29,706,260)		29,706,260

SHORT-TERM INVESTMENTS - 4.34%	Principal
Time Deposits - 4.34%	Amount
Deutsche Bank, 0.03%, 10/01/2012*	$29,177,464	29,177,464
Royal Bank of Canada, 0.03%, 10/01/2012*	28,495,678	28,495,678
Total short-term investments (Cost $57,673,142)		57,673,142

Total investments - 102.34% (Cost $1,511,065,734)		1,361,449,476

Liabilities in excess of other assets - (2.34)%		(31,072,564)

Net assets - 100.00%		$1,330,376,912

(a) -	Non-income producing security.
(b) -
Affiliated issuer.  An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act. A schedule of the Fund's investments in securities of affiliated issuers held during the three months ended September 30, 2012, is set forth below:

Issuer Name	Share Balance At July 1, 2012	Additions	Reductions	Share Balance At September 30, 2012	Dividend Income	Value At September 30, 2012
Valassis Communications, Inc.	2,856,100	-	181,100	2,675,000	$-	$66,045,750

(c) -	All or a portion of this security is on loan. The total market value of securities on loan was $28,973,753.
ADR -	American Depositary Receipt
^ -	Rate shown is the 7-day yield as of September 30, 2012.
* -	Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 10 sectors,  24 industry groups, 68 industries and 154 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - September 30, 2012
Hotchkis & Wiley Small Cap Value Fund (Unaudited)

	Shares
COMMON STOCKS - 95.68%	Held	Value
CONSUMER DISCRETIONARY - 15.36%
Diversified Consumer Services - 0.78%
DeVry, Inc. (c)	124,900	$2,842,724
Hotels, Restaurants & Leisure - 0.11%
Lakes Entertainment, Inc. (a)	197,000	419,610
Household Durables - 0.18%
Furniture Brands International, Inc. (a)	442,000	640,900
Media - 6.91%
The Interpublic Group of Companies, Inc.	324,000	3,602,880
Valassis Communications, Inc. (a)	875,800	21,623,502
		25,226,382
Specialty Retail - 3.69%
Rent-A-Center, Inc.	383,900	13,467,212
Textiles, Apparel & Luxury Goods - 3.69%
Quiksilver, Inc. (a)	4,052,000	13,452,640
TOTAL CONSUMER DISCRETIONARY		56,049,468
CONSUMER STAPLES - 1.23%
Food Products - 1.23%
Overhill Farms, Inc. (a)(b)	982,900	4,501,682
TOTAL CONSUMER STAPLES		4,501,682
ENERGY - 2.82%
Oil, Gas & Consumable Fuels - 2.82%
Cobalt International Energy, Inc. (a)	114,000	2,538,780
Stone Energy Corporation (a)	308,800	7,757,056
TOTAL ENERGY		10,295,836
FINANCIALS - 27.65%
Commercial Banks - 6.80%
Associated Banc-Corp	235,100	3,096,267
First Horizon National Corporation	905,531	8,720,266
First Interstate BancSystem, Inc.	253,000	3,784,880
First Niagara Financial Group, Inc.	206,800	1,673,012
Synovus Financial Corporation	1,518,200	3,598,134
TCF Financial Corporation	145,300	1,734,882
Webster Financial Corporation	93,000	2,204,100
		24,811,541
Diversified Financial Services - 3.16%
PHH Corporation (a) (c)	565,800	11,514,030
Insurance - 15.04%
Argo Group International Holdings Limited	157,700	5,107,903
CNO Financial Group, Inc.	1,476,900	14,252,085
Employers Holdings, Inc.	203,600	3,731,988
Endurance Specialty Holdings Limited	98,800	3,803,800
Global Indemnity PLC (a)	343,536	7,516,568
The Hanover Insurance Group, Inc.	12,800	476,928
Horace Mann Educators Corporation	529,700	9,592,867
National Western Life Insurance Company	5,400	773,550
Symetra Financial Corporation	783,300	9,634,590
		54,890,279
Real Estate Investment Trusts - 0.76%
CapLease, Inc.	539,100	2,787,147
Real Estate Management & Development - 1.58%
Granite Real Estate, Inc.	160,700	5,769,130
Thrifts & Mortgage Finance - 0.31%
First Financial Holdings, Inc.	87,900	1,141,821
TOTAL FINANCIALS		100,913,948
HEALTH CARE - 3.78%
Biotechnology - 1.05%
United Therapeutics Corporation (a)	68,900	3,850,132
Health Care Providers & Services - 2.73%
LifePoint Hospitals, Inc. (a)	151,100	6,464,058
PharMerica Corporation (a)	275,200	3,484,032
		9,948,090
TOTAL HEALTH CARE		13,798,222
INDUSTRIALS - 26.55%
Aerospace & Defense - 6.43%
Alliant Techsystems, Inc.	188,900	9,465,779
Embraer SA - ADR	47,400	1,261,788
Huntington Ingalls Industries, Inc. (a)	303,100	12,745,355
		23,472,922
Building Products - 1.52%
Fortune Brands Home & Security, Inc. (a)	205,200	5,542,452
Commercial Services & Supplies - 1.55%
The Geo Group, Inc. (a)	203,600	5,633,612
Machinery - 5.87%
CIRCOR International, Inc.	150,200	5,670,050
Meritor, Inc. (a)	561,200	2,379,488
Miller Industries, Inc. (b)	715,600	11,485,380
Sauer-Danfoss, Inc.	46,800	1,881,828
		21,416,746
Professional Services - 4.45%
Heidrick & Struggles International, Inc.	113,700	1,448,538
Hudson Global, Inc. (a)(b)	1,781,500	7,945,490
Korn/Ferry International (a)	130,000	1,992,900
Manpower, Inc.	132,100	4,861,280
		16,248,208

Road & Rail - 5.82%
Avis Budget Group, Inc. (a)	311,300	4,787,794
Con-way, Inc.	601,000	16,449,370
		21,237,164
Trading Companies & Distributors - 0.91%
Rush Enterprises, Inc. (a)	172,200	3,316,572
TOTAL INDUSTRIALS		96,867,676
INFORMATION TECHNOLOGY - 10.32%
Communications Equipment - 7.45%
Arris Group, Inc. (a)	962,200	12,306,538
Comverse Technology, Inc. (a)	2,085,100	12,823,365
Symmetricom, Inc. (a)	293,200	2,043,604
		27,173,507
Computers & Peripherals - 0.74%
Lexmark International, Inc. (c)	120,600	2,683,350
IT Services - 0.25%
CIBER, Inc. (a)	267,200	927,184
Semiconductors & Semiconductor Equipment - 1.88%
ON Semiconductor Corporation (a)	1,113,400	6,869,678
TOTAL INFORMATION TECHNOLOGY		37,653,719
MATERIALS - 1.85%
Metals & Mining - 1.85%
Horsehead Holding Corporation (a)	287,300	2,683,382
Noranda Aluminum Holding Corporation	607,600	4,064,844
TOTAL MATERIALS		6,748,226
UTILITIES - 6.12%
Electric Utilities - 5.15%
Great Plains Energy, Inc.	609,100	13,558,566
Portland General Electric Company	139,600	3,774,784
Westar Energy, Inc.	49,100	1,456,306
		18,789,656
Independent Power Producers & Energy Traders - 0.97%
Genon Energy, Inc. (a)	1,403,600	3,551,108
TOTAL UTILITIES		22,340,764
Total common stocks (Cost $357,082,047)		349,169,541

INVESTMENT COMPANIES - 1.99%
Exchange Traded Funds - 1.99%
iShares Russell 2000 Value Index Fund	98,300	7,268,302
Total investment companies (Cost $6,903,353)		7,268,302

Total long-term investments (Cost $363,985,400)		356,437,843

COLLATERAL FOR SECURITIES ON LOAN - 1.95%
Money Market Funds - 1.95%
Invesco Government Agency Portfolio, 0.02%^	7,096,745	7,096,745
Total collateral for securities on loan (Cost $7,096,745)		7,096,745

SHORT-TERM INVESTMENTS - 2.14%	Principal
Time Deposits - 2.14%	Amount
Royal Bank of Canada, 0.03%, 10/01/2012*	$7,789,964	7,789,964
Total short-term investments (Cost $7,789,964)		7,789,964

Total investments - 101.76% (Cost $378,872,109)		371,324,552

Liabilities in excess of other assets - (1.76)%		(6,407,726)

Net assets - 100.00%		$364,916,826

(a) -	Non-income producing security.
(b) -
Affiliated issuer. An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act. A schedule of the Fund's investments in securities of affiliated issuers held during the three months ended September 30, 2012, is set forth below:

Issuer Name	Share Balance At July 1, 2012	Additions	Reductions	Share Balance At September 30, 2012	Dividend Income	Value At September 30, 2012
Hudson Global, Inc.	1,729,200	52,300	-	1,781,500	$-	$7,945,490
Miller Industries, Inc.	647,100	68,500	-	715,600	93,028	11,485,380
Overhill Farms, Inc.	982,900	-	-	982,900	-	4,501,682

(c) -	All or a portion of this security is on loan. The total market value of securities on loan was $6,944,865.
ADR -	American Depositary Receipt
^ -	Rate shown is the 7-day yield as of September 30, 2012.
* -	Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 10 sectors,  24 industry groups, 68 industries and 154 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - September 30, 2012
Hotchkis & Wiley Value Opportunities Fund (Unaudited)

	Shares
COMMON STOCKS - 84.21%	Held	Value
CONSUMER DISCRETIONARY - 22.98%
Auto Components - 0.60%
Lear Corporation	15,300	$578,187
Automobiles - 3.51%
Motors Liquidation Company GUC Trust (a)	202,800	3,407,040
Hotels, Restaurants & Leisure - 0.22%
Lakes Entertainment, Inc. (a)	99,800	212,574
Household Durables - 0.25%
Stanley Furniture Company, Inc. (a)	50,500	245,935
Media - 10.89%
Societe Television Francaise 1 (f)	183,300	1,525,377
Valassis Communications, Inc. (a)	367,100	9,063,699
		10,589,076
Multiline Retail - 2.35%
J.C. Penney Company, Inc. (c)	94,200	2,288,118
Specialty Retail - 2.72%
Rent-A-Center, Inc.	75,400	2,645,032
Textiles, Apparel & Luxury Goods - 2.44%
Quiksilver, Inc. (a)	714,500	2,372,140
TOTAL CONSUMER DISCRETIONARY		22,338,102
CONSUMER STAPLES - 0.99%
Food Products - 0.99%
Overhill Farms, Inc. (a)	210,800	965,464
TOTAL CONSUMER STAPLES		965,464
ENERGY - 3.27%
Oil, Gas & Consumable Fuels - 3.27%
Cobalt International Energy, Inc. (a)	142,700	3,177,929
TOTAL ENERGY		3,177,929
FINANCIALS - 26.09%
Capital Markets - 2.23%
Morgan Stanley	129,500	2,167,830
Diversified Financial Services - 8.68%
Bank of America Corporation	278,100	2,455,623
Citigroup, Inc.	80,300	2,627,416
JPMorgan Chase & Company	82,800	3,351,744
		8,434,783
Insurance - 15.18%
American International Group, Inc. (a)	373,000	12,230,670
Unum Group	131,400	2,525,508
		14,756,178
TOTAL FINANCIALS		25,358,791
INDUSTRIALS - 17.41%
Aerospace & Defense - 2.02%
Huntington Ingalls Industries, Inc. (a)	46,666	1,962,305
Air Freight & Logistics - 0.37%
Air T, Inc.	42,900	361,433
Building Products - 1.26%
Masonite Worldwide Holdings, Inc. (a)	35,000	1,225,000
Construction & Engineering - 0.80%
Bouygues (f)	31,800	773,288
Machinery - 3.18%
KSB AG (f)	1,100	529,675
Miller Industries, Inc.	159,798	2,564,758
		3,094,433
Marine - 3.67%
Clarkson PLC (f)	169,100	3,561,965
Professional Services - 2.25%
Hudson Global, Inc. (a)	490,400	2,187,184
Road & Rail - 3.86%
Con-way, Inc.	137,200	3,755,164
TOTAL INDUSTRIALS		16,920,772
INFORMATION TECHNOLOGY - 9.02%
Computers & Peripherals - 4.44%
Hewlett-Packard Company	252,700	4,311,062
Electronic Equipment, Instruments & Components - 3.41%
Corning, Inc.	252,200	3,316,430
Software - 1.17%
Microsoft Corporation	38,300	1,140,574
TOTAL INFORMATION TECHNOLOGY		8,768,066
MATERIALS - 0.46%
Metals & Mining - 0.46%
Noranda Aluminum Holding Corporation	67,300	450,237
TOTAL MATERIALS		450,237
TELECOMMUNICATION SERVICES - 2.55%
Wireless Telecommunication Services - 2.55%
Mobistar SA	37,400	1,179,894
Vodafone Group PLC - ADR	45,700	1,302,221
TOTAL TELECOMMUNICATION SERVICES		2,482,115
UTILITIES - 1.44%
Independent Power Producers & Energy Traders - 1.44%
NRG Energy, Inc.	65,300	1,396,767
TOTAL UTILITIES		1,396,767
Total common stocks (Cost $80,135,785)		81,858,243

INVESTMENT COMPANIES - 0.55%
Closed-End Funds - 0.55%
Boulder Total Return Fund, Inc. (a)	29,700	534,600
Total investment companies (Cost $500,558)		534,600

PREFERRED STOCKS - 0.49%
FINANCIALS - 0.49%
Thrifts & Mortgage Finance - 0.49%
Federal Home Loan Mortgage Corporation - Series K (a)	33,900	35,595
Federal Home Loan Mortgage Corporation - Series N (a)	118,600	112,670
Federal Home Loan Mortgage Corporation - Series S (a)	18,700	19,542
Federal Home Loan Mortgage Corporation - Series T (a)	37,900	47,375
Federal Home Loan Mortgage Corporation - Series Z (a)	313,000	266,050
TOTAL FINANCIALS		481,232
Total preferred stocks (Cost $469,120)		481,232
	Principal
CORPORATE BONDS - 5.41%	Amount
ENERGY - 0.74%
Oil, Gas & Consumable Fuels - 0.74%
American Petroleum Tankers Parent LLC / American Petroleum Tankers Company
10.250%, 05/01/2015	$679,000	716,345
TOTAL ENERGY		716,345
MATERIALS - 4.67%
Metals & Mining - 4.67%
Horsehead Holding Corporation
10.500%, 06/01/2017 (Acquired 07/19/2012 - 08/20/2012, Cost $4,446,797) (r)	4,500,000	4,545,000
TOTAL MATERIALS		4,545,000
Total corporate bonds (Cost $5,114,677)		5,261,345

	Contracts
	(100 shares per
PURCHASED CALL OPTIONS - 0.67%	contract)
FINANCIALS - 0.67%
Capital Markets - 0.67%
The Goldman Sachs Group, Inc. (a)
Expiration: January 2013, Exercise Price: $100.00	400	654,000
TOTAL FINANCIALS		654,000
Total purchased call options (Cost $290,210)		654,000

PURCHASED PUT OPTIONS - 2.15%
CONSUMER DISCRETIONARY - 0.29%
Household Durables - 0.29%
KB Home (a)
Expiration: January 2013, Exercise Price: $15.00	500	102,250
Expiration: January 2014, Exercise Price: $10.00	1,300	177,450
TOTAL CONSUMER DISCRETIONARY		279,700
MATERIALS - 1.04%
Metals & Mining - 1.04%
United States Steel Corporation (a)
Expiration: January 2014, Exercise Price: $40.00	100	216,250
Expiration: January 2014, Exercise Price: $45.00	300	793,500
TOTAL MATERIALS		1,009,750
TELECOMMUNICATION SERVICES - 0.82%
Diversified Telecommunication Services - 0.82%
Verizon Communications, Inc. (a)
Expiration: January 2014, Exercise Price: $40.00	2,800	795,200
TOTAL TELECOMMUNICATION SERVICES		795,200
Total purchased put options (Cost $3,272,642)		2,084,650

WARRANTS - 1.41%
FINANCIALS - 1.41%	Shares
Insurance - 1.41%	Held
American International Group, Inc. (a)	101,800	1,369,210
Expiration: January 2021, Exercise Price: $45.00
TOTAL FINANCIALS		1,369,210
Total warrants (Cost $586,290)

Total long-term investments (Cost $90,369,282)		92,243,280

COLLATERAL FOR SECURITIES ON LOAN - 1.38%
Money Market Funds - 1.38%
Invesco Government Agency Portfolio, 0.02%^	1,342,341	1,342,341
Total collateral for securities on loan (Cost $1,342,341)		1,342,341

SHORT-TERM INVESTMENTS - 5.59%	Principal
Time Deposits - 5.59%	Amount
Brown Brothers, 0.03%, 10/01/2012*	$4,929,866	4,929,866
JPMorgan Chase, 0.03%, 10/01/2012*	500,000	500,000
Total short-term investments (Cost $5,429,866)		5,429,866

Total investments - 100.86% (Cost $97,141,489)		99,015,487

Liabilities in excess of other assets - (1.86)%		(1,812,458)

Net assets - 100.00%		$97,203,029

(a) -	Non-income producing security.
(c) -	All or a portion of this security is on loan. The total market value of securities on loan was $1,314,188.
(f) -
Securities were fair valued as a result of market movements following the close of local trading using Interactive Data's proprietary fair value pricing model. The total market value of these securities was $6,390,305, representing 6.57% of net assets.

(r) -
Restricted security under Rule 144A of the Securities Act of 1933.  Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.  The total market value of this security was $4,545,000, representing 4.67% of net assets.

ADR -	American Depositary Receipt
^ -	Rate shown is the 7-day yield as of September 30, 2012.
* -	Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 10 sectors,  24 industry groups, 68 industries and 154 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

The following is a summary of the Fund's derivative instrument holdings categorized by primary risk exposure as of September 30, 2012:

ASSET DERIVATIVES
Equity Contracts:
Purchased Call Options	$654,000
Purchased Put Options	2,084,650

Schedule of Investments - September 30, 2012
Hotchkis & Wiley Capital Income Fund (Unaudited)

	Shares
COMMON STOCKS - 48.67%	Held	Value
CONSUMER DISCRETIONARY - 4.36%
Auto Components - 1.33%
Johnson Controls, Inc.	7,525	$206,185
Automobiles - 0.18%
General Motors Company (a)	874	19,884
General Motors Company - Escrow (a) (f) (i)	4,600	0
Motors Liquidation Company GUC Trust (a)	460	7,728
		27,612
Diversified Consumer Services - 1.30%
H&R Block, Inc.	11,691	202,605
Hotels, Restaurants & Leisure - 0.49%
Carnival Corporation	2,085	75,977
Specialty Retail - 1.06%
Lowe's Companies, Inc.	5,457	165,020
TOTAL CONSUMER DISCRETIONARY		677,399
CONSUMER STAPLES - 9.06%
Beverages - 2.49%
Molson Coors Brewing Company	3,408	153,530
PepsiCo, Inc.	3,280	232,126
		385,656
Food & Staples Retailing - 1.23%
Wal-Mart Stores, Inc. (c)	2,584	190,699
Food Products - 3.06%
General Mills, Inc.	1,977	78,783
Mondelez International, Inc.	5,788	239,335
Unilever PLC - ADR	4,271	155,977
		474,095
Household Products - 1.03%
Kimberly-Clark Corporation	1,869	160,323
Tobacco - 1.25%
Philip Morris International, Inc. (c)	2,165	194,720
TOTAL CONSUMER STAPLES		1,405,493
ENERGY - 4.53%
Oil, Gas & Consumable Fuels - 4.53%
Murphy Oil Corporation	2,186	117,366
Royal Dutch Shell PLC - Class B - ADR	4,634	330,405
Total SA - ADR	5,094	255,209
TOTAL ENERGY		702,980
FINANCIALS - 6.71%
Commercial Banks - 2.47%
PNC Financial Services Group, Inc.	3,003	189,489
Wells Fargo & Company	5,606	193,575
		383,064
Diversified Financial Services - 2.46%
JPMorgan Chase & Company (c)	9,416	381,160
Insurance - 1.78%
The Allstate Corporation	6,974	276,240
TOTAL FINANCIALS		1,040,464
HEALTH CARE - 6.94%
Health Care Equipment & Supplies - 0.51%
Medtronic, Inc.	1,853	79,901
Pharmaceuticals - 6.43%
Eli Lilly & Company	2,074	98,328
Johnson & Johnson	5,616	386,999
Merck & Company, Inc.	2,617	118,027
Novartis AG - ADR	3,234	198,115
Pfizer, Inc.	4,814	119,628
Sanofi - ADR	1,783	76,776
		997,873
TOTAL HEALTH CARE		1,077,774
INDUSTRIALS - 3.20%
Aerospace & Defense - 2.22%
BAE Systems PLC - ADR	4,322	90,632
Lockheed Martin Corporation (c)	2,718	253,807
		344,439
Commercial Services & Supplies - 0.50%
The Geo Group, Inc. (a)	2,796	77,365
Machinery - 0.48%
PACCAR, Inc.	1,871	74,887
TOTAL INDUSTRIALS		496,691
INFORMATION TECHNOLOGY - 5.60%
Computers & Peripherals - 1.18%
Hewlett-Packard Company	10,725	182,968
Electronic Equipment, Instruments & Components - 0.94%
TE Connectivity Limited	4,269	145,189
Semiconductors & Semiconductor Equipment - 0.48%
Texas Instruments, Inc.	2,701	74,413
Software - 3.00%
CA, Inc.	3,560	91,723
Microsoft Corporation	12,604	375,347
		467,070
TOTAL INFORMATION TECHNOLOGY		869,640
TELECOMMUNICATION SERVICES - 2.47%
Wireless Telecommunication Services - 2.47%
Vodafone Group PLC - ADR	13,434	382,802
TOTAL TELECOMMUNICATION SERVICES		382,802
UTILITIES - 5.80%
Electric Utilities - 3.77%
Edison International	2,155	98,462
Exelon Corporation (c)	9,311	331,285
PPL Corporation	5,350	155,418
		585,165
Multi-Utilities - 2.03%
Public Service Enterprise Group, Inc.	9,780	314,720
TOTAL UTILITIES		899,885
Total common stocks (Cost $7,032,276)		7,553,128
PREFERRED STOCKS - 2.62%
FINANCIALS - 2.62%
Commercial Banks - 1.36%
Countrywide Capital V, 7.000%	2,394	60,305
Morgan Stanley, 4.000% (b)	4,000	79,639
Royal Bank of Scotland Group PLC, 6.600%	2,290	47,197
Zions Bancorporation, 9.5000%	933	24,417
		211,558
Consumer Finance - 0.21%
GMAC Capital Trust I - Series 2, 8.125% (b)	1,268	31,839
Diversified Financial Services - 0.25%
Bank of America Corporation, 4.000% (b)	1,800	38,970
Investment Companies - 0.51%
Pebblebrook Hotel Trust, 8.000%	3,000	78,750
Real Estate Investment Trusts - 0.28%
Strategic Hotels & Resorts, Inc. - Series A, 8.500%	1,752	44,063
Thrifts & Mortgage Finance - 0.01%
Federal Home Loan Mortgage Corporation - Series Z (a)	1,635	1,390
TOTAL FINANCIALS		406,570
Total preferred stocks (Cost $403,825)		406,570
CONVERTIBLE PREFERRED STOCKS - 1.06%
CONSUMER DISCRETIONARY - 0.21%
Auto Components - 0.21%
The Goodyear Tire & Rubber Company, 5.875%	750	33,128
TOTAL CONSUMER DISCRETIONARY		33,128
ENERGY - 0.06%
Oil, Gas & Consumable Fuels - 0.06%
Petroquest Energy, Inc., 6.875%	250	9,258
TOTAL ENERGY		9,258
FINANCIALS - 0.79%
Commercial Banks - 0.40%
KeyCorp, 7.750%	500	61,874
Diversified Financial Services - 0.39%
Citigroup, Inc., 7.500%	617	59,837
TOTAL FINANCIALS		121,711
Total convertible preferred stocks (Cost $168,685)		164,097
	Principal
CONVERTIBLE BONDS - 0.23%	Amount
INDUSTRIALS - 0.23%
Machinery - 0.23%
Meritor, Inc.
4.000%, 02/15/2027 (b)	$48,000	35,970
TOTAL INDUSTRIALS		35,970
Total convertible bonds (Cost $44,641)		35,970

CORPORATE BONDS - 30.57%
CONSUMER DISCRETIONARY - 6.36%
Auto Components - 0.65%
Affinia Group, Inc.
10.750%, 08/15/2016 (Acquired 06/26/2012, Cost $16,159) (r)	15,000	16,256
Allison Transmission, Inc.
7.125%, 05/15/2019 (Acquired 05/09/2011, Cost $25,344) (r)	25,000	26,938
American Axle & Manufacturing Holdings, Inc.
9.250%, 01/15/2017 (Acquired 12/31/2010 - 07/07/2011, Cost $30,221) (r)	28,000	31,430
American Axle & Manufacturing, Inc.
7.750%, 11/15/2019	4,000	4,430
Stoneridge, Inc.
9.500%, 10/15/2017 (Acquired 12/31/2010, Cost $21,385) (i) (r)	20,000	21,700
		100,754
Automobiles - 0.28%
Chrysler Group LLC
8.250%, 06/15/2021	40,000	42,800
Hotels, Restaurants & Leisure - 1.58%
Choice Hotels International, Inc.
5.750%, 07/01/2022	20,000	21,900
CKE, Inc.
10.500%, 03/14/2016 (Acquired 04/25/2012 - 09/15/2012, Cost $11,205) (p) (r)	10,562	11,433
CKE Restaurants, Inc.
11.375%, 07/15/2018	35,000	40,775
DineEquity, Inc.
9.500%, 10/30/2018	50,000	56,624
MGM Resorts International
7.750%, 03/15/2022	40,000	42,000
NCL Corporation Limited
9.500%, 11/15/2018	35,000	38,938
Ruby Tuesday, Inc.
7.625%, 05/15/2020 (Acquired 05/07/2012 - 07/31/2012, Cost $33,115) (r)	35,000	33,775
		245,445
Household Durables - 0.21%
M/I Homes, Inc.
8.625%, 11/15/2018	30,000	32,588
Leisure Equipment & Products - 0.69%
CityCenter Holdings LLC / CityCenter Finance Corporation
10.750%, 01/15/2017 (p)	49,510	53,099
Seven Seas Cruises S de RL LLC
9.125%, 05/15/2019	52,000	54,340
		107,439
Media - 2.09%
Bresnan Broadband Holdings LLC
8.000%, 12/15/2018 (Acquired 12/31/2010 - 03/19/2012, Cost $25,925) (r)	25,000	27,438
CCO Holdings LLC / CCO Holdings Capital Corporation
7.375%, 06/01/2020	30,000	33,638
Cequel Communications Holdings I LLC / Cequel Capital Corporation
8.625%, 11/15/2017 (Acquired 12/31/2010 - 06/21/2012, Cost $35,323) (r)	35,000	37,538
Cumulus Media Holdings, Inc.
7.750%, 05/01/2019	45,000	43,987
Entercom Radio LLC
10.500%, 12/01/2019	35,000	38,325
Townsquare Radio LLC / Townsquare Radio, Inc.
9.000%, 04/01/2019 (Acquired 03/30/2012, Cost $19,978) (r)	20,000	21,600
Unitymedia Hessen GmbH & Company / Unitymedia NRW GmbH
8.125%, 12/01/2017 (Acquired 12/31/2010 - 09/17/2012, Cost $42,924) (r)	40,000	43,199
7.500%, 03/15/2019 (Acquired 03/28/2011, Cost $20,450) (r)	20,000	22,050
Valassis Communications, Inc.
6.625%, 02/01/2021	55,000	57,062
		324,837
Multiline Retail - 0.63%
99 Cents Only Stores
11.000%, 12/15/2019 (Acquired 03/28/2012 - 09/14/2012, Cost $32,855) (r)	30,000	33,825
Dillard's, Inc.
6.625%, 01/15/2018	25,000	26,500
7.130%, 08/01/2018	35,000	38,063
		98,388
Textiles, Apparel & Luxury Goods - 0.23%
Quiksilver, Inc.
6.875%, 04/15/2015	35,000	35,000

TOTAL CONSUMER DISCRETIONARY		987,251
CONSUMER STAPLES - 0.47%
Food Products - 0.30%
Post Holdings, Inc.
7.375%, 02/15/2022 (Acquired 01/27/2012 - 08/07/2012, Cost $45,041) (r)	43,000	45,902
Household Products - 0.17%
FGI Operating Company LLC / FGI Finance, Inc.
7.875%, 05/01/2020 (Acquired 04/12/2012 - 07/24/2012, Cost $25,462) (r)	25,000	27,188
TOTAL CONSUMER STAPLES		73,090
ENERGY - 4.21%
Energy Equipment & Services - 1.92%
Atwood Oceanics, Inc.
6.500%, 02/01/2020	55,000	59,124
Bill Barrett Corporation
7.000%, 10/15/2022	50,000	51,500
Bristow Group, Inc.
6.250%, 10/15/2022 (d)	10,000	10,275
Lone Pine Resources Canada Limited
10.375%, 02/15/2017 (Acquired 06/21/2012 - 06/26/2012, Cost $14,338) (r)	15,000	13,425
Midstates Petroleum Company, Inc. / Midstates Petroleum Company LLC
10.750%, 10/01/2020 (Acquired 09/13/2012, Cost $35,000) (d) (r)	35,000	36,663
PHI, Inc.
8.625%, 10/15/2018	50,000	52,625
Thermon Industries, Inc.
9.500%, 05/01/2017	20,000	22,375
Unit Corporation
6.625%, 05/15/2021 (Acquired 07/12/2012 - 07/25/2012, Cost $14,844) (r)	15,000	15,563
6.625%, 05/15/2021	35,000	36,313
		297,863
Oil, Gas & Consumable Fuels - 2.29%
American Petroleum Tankers Parent LLC / American Petroleum Tankers Company
10.250%, 05/01/2015	40,000	42,200
Comstock Resources, Inc.
9.500%, 06/15/2020	43,000	46,333
Holly Energy Partners LP / Holly Energy Finance Corporation
6.500%, 03/01/2020 (Acquired 02/28/2012 - 03/20/2012, Cost $29,520) (r)	29,000	30,523
NGPL PipeCo LLC
9.625%, 06/01/2019 (Acquired 05/22/2012 - 05/30/2012, Cost $27,370) (r)	27,000	30,848
Niska Gas Storage US LLC / Niska Gas Storage Canada ULC
8.875%, 03/15/2018	30,000	31,125
PBF Holding Company LLC / PBF Finance Corporation
8.250%, 02/15/2020 (Acquired 01/27/2012 - 05/29/2012, Cost $39,527) (r)	40,000	42,200
Petroquest Energy, Inc.
10.000%, 09/01/2017	45,000	46,574
Stone Energy Corporation
8.625%, 02/01/2017	80,000	85,999
		355,802
TOTAL ENERGY		653,665
FINANCIALS - 3.10%
Commercial Banks - 0.86%
Ally Financial, Inc.
4.625%, 06/26/2015	50,000	51,308
CIT Group, Inc.
5.500%, 02/15/2019 (Acquired 08/01/2012 - 09/06/2012, Cost $62,874) (r)	60,000	65,250
The Royal Bank of Scotland PLC
9.500%, 03/16/2022 (b)	15,000	16,843
		82,093
Consumer Finance - 0.38%
Ally Financial, Inc.
7.250%, 09/15/2017	20,000	19,826
Credit Acceptance Corporation
9.125%, 02/01/2017	35,000	38,763
		58,589
Diversified Financial Services - 0.29%
PHH Corporation
9.250%, 03/01/2016	40,000	46,100
Insurance - 1.33%
American General Institutional Capital A
7.570%, 12/01/2045 (Acquired 05/03/2012 - 09/05/2012, Cost $31,868) (r)	30,000	33,750
American International Group, Inc.
8.175%, 05/15/2058 (b)	40,000	49,150
Prudential Financial, Inc.
5.875%, 09/15/2042 (b)	120,000	123,449
		206,349
Investment Companies - 0.24%
Constellation Enterprises LLC
10.625%, 02/01/2016 (Acquired 01/20/2011 - 07/19/2011, Cost $35,046) (i) (r)	35,000	36,925
TOTAL FINANCIALS		481,364
HEALTH CARE - 3.44%
Health Care Providers & Services - 1.75%
Air Medical Group Holdings, Inc.
9.250%, 11/01/2018	30,000	32,850
Capella Healthcare, Inc.
9.250%, 07/01/2017	40,000	42,850
CDRT Holding Corporation
9.250%, 10/01/2017 (Acquired 09/24/2012, Cost $19,400) (d) (p) (r)	20,000	19,400
Emergency Medical Services Corporation
8.125%, 06/01/2019	20,000	21,300
HCA, Inc.
6.500%, 02/15/2020	56,000	62,439
Rural/Metro Corporation
10.125%, 07/15/2019 (Acquired 02/01/2012 - 05/15/2012, Cost $18,144) (r)	20,000	20,050
Surgical Care Affiliates, Inc.
8.875%, 07/15/2015 (Acquired 03/21/2012, Cost $15,106) (i) (r)	15,000	15,150
10.000%, 07/15/2017 (Acquired 12/31/2010, Cost $20,400) (i) (r)	20,000	20,700
Universal Hospital Services, Inc.
7.625%, 08/15/2020 (Acquired 07/24/2012, Cost $10,031) (r)	10,000	10,450
VWR Funding, Inc.
7.250%, 09/15/2017 (Acquired 08/21/2012, Cost $25,156) (r)	25,000	25,422
		270,611
Health Care Technology - 1.17%
DJO Finance LLC / DJO Finance Corporation
8.750%, 03/15/2018 (Acquired 03/13/2012 - 09/14/2012, Cost $41,537) (d) (r)	40,000	42,750
Grifols, Inc.
8.250%, 02/01/2018	45,000	49,950
Kinetic Concepts, Inc. / KCI USA, Inc.
10.500%, 11/01/2018 (Acquired 10/25/2011 - 11/10/2011, Cost $19,749) (r)	20,000	21,250
12.500%, 11/01/2019 (Acquired 02/09/2012 - 05/10/2012, Cost $14,451) (r)	15,000	14,250
Merge Healthcare, Inc.
11.750%, 05/01/2015	25,000	27,188
STHI Holding Corporation
8.000%, 03/15/2018 (Acquired 03/11/2011 - 03/24/2011, Cost $25,764) (r)	25,000	26,750
		182,138
Pharmaceuticals - 0.52%
ConvaTec Healthcare E SA
10.500%, 12/15/2018 (Acquired 12/31/2010 - 06/28/2011, Cost $30,725) (r)	30,000	32,700
Valeant Pharmaceuticals International
7.250%, 07/15/2022 (Acquired 09/20/2012, Cost $47,319) (r)	45,000	47,644
		80,344
TOTAL HEALTH CARE		533,093
INDUSTRIALS - 4.22%
Aerospace & Defense - 0.24%
Huntington Ingalls Industries, Inc.
7.125%, 03/15/2021	35,000	37,844
Airlines - 1.15%
America West Airlines Pass Through Trust - Series 2001-1
7.100%, 04/02/2021	30,537	32,063
Continental Airlines, Inc. Pass Through Trust - Series 2003-ERJ1
7.875%, 07/02/2018	36,949	38,150
Delta Air Lines, Inc. Pass Through Trust - Class B - Series 2007-1
8.021%, 08/10/2022	25,669	27,851
United Air Lines, Inc. Pass Through Trust - Class B - Series 2007-1
7.336%, 07/02/2019 (Acquired 02/23/2012 - 08/29/2012, Cost $41,481) (e) (i)	42,229	44,551
US Airways Pass Through Trust - Class B - Series 2012-1
8.000%, 10/01/2019	35,000	36,050
		178,665
Building Products - 0.91%
Building Materials Corporation of America
6.750%, 05/01/2021 (Acquired 11/21/2011 - 09/24/2012, Cost $51,423) (r)	50,000	54,875
Masonite International Corporation
8.250%, 04/15/2021 (Acquired 03/06/2012 - 09/25/2012, Cost $47,138) (r)	45,000	47,700
Roofing Supply Group LLC / Roofing Supply Finance, Inc.
10.000%, 06/01/2020 (Acquired 05/24/2012 - 09/05/2012, Cost $36,205) (r)	35,000	38,325
		140,900
Commercial Services & Supplies - 0.63%
International Lease Finance Corporation
8.250%, 12/15/2020	36,000	42,930
UR Merger Sub Corporation
8.375%, 09/15/2020	20,000	21,500
8.250%, 02/01/2021	30,000	33,075
		97,505
Construction & Engineering - 0.29%
Tutor Perini Corporation
7.625%, 11/01/2018	44,000	44,770
Industrial Conglomerates - 0.10%
Actuant Corporation
5.625%, 06/15/2022	15,000	15,638
Machinery - 0.73%
Altra Holdings, Inc.
8.125%, 12/01/2016	37,000	39,821
The Manitowoc Company, Inc.
8.500%, 11/01/2020	25,000	28,094
Mcron Finance Sub LLC / Mcron Finance Corporation
8.375%, 05/15/2019 (Acquired 04/20/2012 - 09/25/2012, Cost $44,859) (r)	44,000	45,540
		113,455
Road & Rail - 0.17%
Florida East Coast Railway Corporation
8.125%, 02/01/2017	25,000	26,438
TOTAL INDUSTRIALS		655,215
INFORMATION TECHNOLOGY - 1.57%
Communications Equipment - 0.42%
CDW LLC / CDW Finance Corporation
8.500%, 04/01/2019	25,000	27,313
Nokia OYJ
5.375%, 05/15/2019	45,000	37,912
		65,225
Electronic Equipment, Instruments & Components - 0.51%
Freescale Semiconductor, Inc.
9.250%, 04/15/2018 (Acquired 12/31/2010 - 09/17/2012, Cost $60,145) (r)	55,000	60,088
8.050%, 02/01/2020	20,000	19,800
		79,888
Software - 0.64%
Ceridian Corporation
8.875%, 07/15/2019 (Acquired 06/28/2012 - 08/07/2012, Cost $41,577) (r)	40,000	43,400
First Data Corporation
8.875%, 08/15/2020 (Acquired 12/31/2010 - 09/17/2012, Cost $52,493) (r)	50,000	54,750
		98,150
TOTAL INFORMATION TECHNOLOGY		243,263
MATERIALS - 5.70%
Chemicals - 1.89%
Georgia Gulf Corporation
9.000%, 01/15/2017 (Acquired 12/31/2010 - 09/06/2012, Cost $38,168) (r)	35,000	39,288
Hexion U.S. Finance Corporation / Hexion Nova Scotia Finance ULC
8.875%, 02/01/2018	50,000	51,625
LyondellBasell Industries NV
6.000%, 11/15/2021	40,000	45,800
Momentive Performance Materials, Inc.
12.500%, 06/15/2014	35,000	36,225
9.000%, 01/15/2021	30,000	21,900
OMNOVA Solutions, Inc.
7.875%, 11/01/2018	60,000	60,899
Taminco Global Chemical Corporation
9.750%, 03/31/2020 (Acquired 01/20/2012 - 08/01/2012, Cost $36,350) (r)	35,000	37,975
		293,712
Containers & Packaging - 0.71%
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc.
7.375%, 10/15/2017 (Acquired 08/14/2012 - 09/19/2012, Cost $38,642) (r)	36,000	38,745
BWAY Holding Company
10.000%, 06/15/2018	30,000	33,900
Tekni-Plex, Inc.
9.750%, 06/01/2019 (Acquired 05/10/2012 - 08/27/2012, Cost $35,438) (r)	35,000	37,538
		110,183
Metals & Mining - 1.57%
AM Castle & Company
12.750%, 12/15/2016	36,000	40,860
Atkore International, Inc.
9.875%, 01/01/2018	35,000	34,213
Horsehead Holding Corporation
10.500%, 06/01/2017 (Acquired 07/19/2012 - 08/20/2012, Cost $39,649) (r)	40,000	40,400
Kaiser Aluminum Corporation
8.250%, 06/01/2020	37,000	40,145
Rain CII Carbon LLC / CII Carbon Corporation
8.000%, 12/01/2018 (Acquired 12/31/2010 - 09/06/2012, Cost $51,219) (r)	50,000	51,749
SunCoke Energy, Inc.
7.625%, 08/01/2019	35,000	35,700
		243,067
Paper & Forest Products - 1.53%
Ainsworth Lumber Company Limited
11.000%, 07/29/2015 (Acquired 12/31/2010 - 06/30/2012, Cost $42,996) (p) (r)	43,075	41,137
Appleton Papers, Inc.
11.250%, 12/15/2015	25,000	25,125
Longview Fibre Paper & Packaging, Inc.
8.000%, 06/01/2016 (Acquired 05/17/2011 - 09/17/2012, Cost $62,494) (r)	61,000	63,897
Sappi Papier Holding GmbH
7.750%, 07/15/2017 (Acquired 09/17/2012, Cost $54,102) (r)	50,000	53,688
Verso Paper Holdings LLC / Verso Paper, Inc.
11.750%, 01/15/2019 (Acquired 03/08/2012 - 09/20/2012, Cost $36,390) (r)	35,000	37,100
8.750%, 02/01/2019	35,000	17,150
		238,097
TOTAL MATERIALS		885,059
TELECOMMUNICATION SERVICES - 0.45%
Diversified Telecommunication Services - 0.21%
Sable International Finance Limited
8.750%, 02/01/2020 (Acquired 01/20/2012 - 02/28/2012, Cost $30,095) (r)	29,000	32,480
Wireless Telecommunication Services - 0.24%
Wind Acquisition Finance SA
7.250%, 02/15/2018 (Acquired 06/12/2012 - 07/17/2012, Cost $13,309) (r)	15,000	14,325
Wind Acquisition Holdings Finance SA
12.250%, 07/15/2017 (Acquired 07/05/2011 - 07/15/2012, Cost $30,462) (p) (r)	28,480	22,642
		36,967
TOTAL TELECOMMUNICATION SERVICES		69,447
UTILITIES - 1.05%
Independent Power Producers & Energy Traders - 0.81%
GenOn Americas Generation LLC
8.500%, 10/01/2021	35,000	38,238
NRG Energy, Inc.
7.875%, 05/15/2021	80,000	87,400
		125,638
Multi-Utilities - 0.24%
Energy Future Intermediate Holding Company LLC
9.750%, 10/15/2019	35,000	37,625
TOTAL UTILITIES		163,263
Total corporate bonds (Cost $4,605,636)		4,744,710
	Shares
WARRANTS - 0.01%	Held
CONSUMER DISCRETIONARY - 0.01%
Automobiles - 0.01%
General Motors Company
Expiration: July 2019, Exercise Price: $18.33 (a)	269	2,222
TOTAL CONSUMER DISCRETIONARY		2,222
Total warrants (Cost $1,760)		2,222

Total long-term investments (Cost $12,256,823)		12,906,697

SHORT-TERM INVESTMENTS - 2.57%	Principal
Time Deposits - 2.57%	Amount
HSBC Bank, 0.03%, 10/01/2012*	$398,389	398,389
Total short-term investments (Cost $398,389)		398,389

Total investments - 85.73% (Cost $12,655,212)		13,305,086

Other assets in excess of liabilities - 14.27%		2,215,164

Net assets - 100.00%		$15,520,250

(a) -	Non-income producing security.
(b) -	The coupon rate shown on variable rate securities represents the rate at September 30, 2012.
(c) -	All or a portion of this security is segregated as collateral for delayed delivery securities.
(d) -	Delayed delivery security.
(e) -
Restricted security not registered under the Securities Act of 1933.  Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.  The total market value of this security was $44,551, representing 0.29% of net assets.

(f) -	Fair valued security. The total market value of this security was $0, representing 0.00% of net assets.
(i) -	Illiquid security.
(p) -	Payment in-kind security.
(r) -
Restricted security under Rule 144A of the Securities Act of 1933.  Purchased in a private placement transaction; resale to the public may require registration  or be limited to qualified institutional buyers.  The total market value of these securities was $1,857,577, representing 11.97% of net assets.

ADR -	American Depositary Receipt
* -	Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 10 sectors,  24 industry groups, 68 industries and 154 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - September 30, 2012
Hotchkis & Wiley High Yield Fund (Unaudited)

	Principal
CORPORATE BONDS - 81.60%	Amount	Value
Aerospace/Defense - 0.70%
Huntington Ingalls Industries, Inc.
7.125%, 03/15/2021 (c)	$4,725,000	$5,108,906
Airlines - 3.54%
America West Airlines Pass Through Trust - Series 2001-1
7.100%, 04/02/2021	3,480,620	3,654,651
Continental Airlines, Inc. Pass Through Trust - Series 2003-ERJ1
7.875%, 07/02/2018	5,086,680	5,251,997
Delta Air Lines, Inc. Pass Through Trust - Class B - Series 2007-1
8.021%, 08/10/2022	3,589,847	3,894,984
United Air Lines, Inc. Pass Through Trust - Class B - Series 2007-1
7.336%, 07/02/2019 (Acquired 06/23/2010 - 08/29/2012, Cost $5,924,262) (e) (i)	6,104,002	6,439,723
US Airways Pass Through Trust - Class B - Series 2012-1
8.000%, 10/01/2019	6,235,000	6,422,050
		25,663,405
Apparel/Textiles - 0.74%
Quiksilver, Inc.
6.875%, 04/15/2015	5,355,000	5,355,000
Auto Loans - 0.65%
Credit Acceptance Corporation
9.125%, 02/01/2017	4,235,000	4,690,263
Auto Parts & Equipment - 2.18%
Affinia Group, Inc.
10.750%, 08/15/2016 (Acquired 08/06/2009 - 06/26/2012, Cost $3,125,811) (r)	2,965,000	3,213,319
Allison Transmission, Inc.
7.125%, 05/15/2019 (Acquired 04/27/2011 - 10/20/2011, Cost $2,987,982) (r)	3,025,000	3,259,437
American Axle & Manufacturing Holdings, Inc.
9.250%, 01/15/2017 (Acquired 12/10/2009 - 09/13/2011, Cost $2,833,012) (r)	2,700,000	3,030,750
American Axle & Manufacturing, Inc.
7.750%, 11/15/2019	2,758,000	3,054,485
Stoneridge, Inc.
9.500%, 10/15/2017 (Acquired 09/24/2010 - 11/01/2011, Cost $3,069,394) (i) (r)	2,955,000	3,206,175
		15,764,166
Automakers - 0.68%
Chrysler Group LLC
8.250%, 06/15/2021	4,620,000	4,943,400
Banking - 1.48%
Ally Financial, Inc.
4.625%, 06/26/2015 (c)	4,950,000	5,079,452
7.250%, 09/15/2017	2,008,000	1,990,559
The Royal Bank of Scotland PLC
9.500%, 03/16/2022 (b)	3,235,000	3,632,458
		10,702,469
Building & Construction - 1.36%
M/I Homes, Inc.
8.625%, 11/15/2018	4,525,000	4,915,281
Tutor Perini Corporation
7.625%, 11/01/2018	4,837,000	4,921,648
		9,836,929
Building Materials - 2.40%
Building Materials Corporation of America
6.750%, 05/01/2021 (Acquired 08/26/2011 - 09/24/2012, Cost $6,334,136) (r)	6,256,000	6,865,960
Masonite International Corporation
8.250%, 04/15/2021 (Acquired 09/06/2011 - 09/25/2012, Cost $5,738,380) (r)	5,665,000	6,004,900
Roofing Supply Group LLC / Roofing Supply Finance, Inc.
10.000%, 06/01/2020 (Acquired 05/24/2012 - 09/05/2012, Cost $4,216,200) (r)	4,115,000	4,505,925
		17,376,785
Chemicals - 5.77%
Georgia Gulf Corporation
9.000%, 01/15/2017 (Acquired 12/11/2009 - 09/06/2012, Cost $5,779,559) (r)	5,354,000	6,009,865
Hexion U.S. Finance Corporation / Hexion Nova Scotia Finance ULC
8.875%, 02/01/2018	6,070,000	6,267,275
LyondellBasell Industries NV
6.000%, 11/15/2021 (c)	6,965,000	7,974,925
Momentive Performance Materials, Inc.
12.500%, 06/15/2014	4,698,000	4,862,430
9.000%, 01/15/2021	3,620,000	2,642,600
OMNOVA Solutions, Inc.
7.875%, 11/01/2018	7,735,000	7,851,025
Taminco Global Chemical Corporation
9.750%, 03/31/2020 (Acquired 01/20/2012 - 09/06/2012, Cost $5,925,425) (r)	5,700,000	6,184,500
		41,792,620
Consumer - Products - 0.55%
FGI Operating Company LLC / FGI Finance, Inc.
7.875%, 05/01/2020 (Acquired 04/12/2012 - 07/24/2012, Cost $3,745,920) (r)	3,672,000	3,993,300
Consumer/Commercial/Lease Financing - 1.88%
CIT Group, Inc.
5.500%, 02/15/2019 (Acquired 05/24/2012, Cost $3,856,040) (c) (r)	3,960,000	4,306,500
International Lease Finance Corporation
6.750%, 09/01/2016 (Acquired 06/27/2012 - 07/09/2012, Cost $4,327,146) (r)	4,000,000	4,515,000
8.250%, 12/15/2020	4,034,000	4,810,545
		13,632,045
Department Stores - 1.08%
Dillard's, Inc.
6.625%, 01/15/2018	3,363,000	3,564,780
7.130%, 08/01/2018	3,940,000	4,284,750
		7,849,530
Discount Stores - 0.57%
99 Cents Only Stores
11.000%, 12/15/2019 (Acquired 12/14/2011 - 09/14/2012, Cost $3,800,901) (r)	3,634,000	4,097,335
Diversified Capital Goods - 1.19%
Actuant Corporation
5.625%, 06/15/2022	3,800,000	3,961,500
AM Castle & Company
12.750%, 12/15/2016	4,125,000	4,681,875
		8,643,375
Electric - Generation - 2.39%
Energy Future Holdings Corporation
9.750%, 10/15/2019	2,113,000	2,271,475
Energy Future Intermediate Holding Company LLC
9.750%, 10/15/2019	2,112,000	2,270,400
GenOn Americas Generation LLC
8.500%, 10/01/2021	4,988,000	5,449,390
NRG Energy, Inc.
7.875%, 05/15/2021	6,695,000	7,314,288
		17,305,553
Electronics - 1.37%
Freescale Semiconductor, Inc.
9.250%, 04/15/2018 (Acquired 04/20/2010 - 09/17/2012, Cost $4,043,773) (r)	3,925,000	4,288,063
8.050%, 02/01/2020	3,285,000	3,252,150
Nokia OYJ
5.375%, 05/15/2019	2,815,000	2,371,637
		9,911,850
Energy - Exploration & Production - 4.61%
Bill Barrett Corporation
7.000%, 10/15/2022	5,656,000	5,825,680
Comstock Resources, Inc.
9.500%, 06/15/2020	6,217,000	6,698,817
Lone Pine Resources Canada Limited
10.375%, 02/15/2017 (Acquired 06/21/2012 - 07/25/2012, Cost $2,231,204) (r)	2,335,000	2,089,825
Midstates Petroleum Company, Inc. / Midstates Petroleum Company LLC
10.750%, 10/01/2020 (Acquired 09/13/2012, Cost $3,865,000) (d) (r)	3,865,000	4,048,588
Petroquest Energy, Inc.
10.000%, 09/01/2017	5,620,000	5,816,700
Stone Energy Corporation
8.625%, 02/01/2017	8,266,000	8,885,950
		33,365,560
Food - Wholesale - 0.86%
Post Holdings, Inc.
7.375%, 02/15/2022 (Acquired 01/27/2012 - 08/15/2012, Cost $6,092,633) (r)	5,833,000	6,226,727
Forestry/Paper - 3.62%
Ainsworth Lumber Company Limited
11.000%, 07/29/2015 (Acquired 02/22/2010 - 08/15/2012, Cost $4,277,995) (p) (r)	4,422,253	4,223,252
Appleton Papers, Inc.
11.250%, 12/15/2015	3,975,000	3,994,875
Longview Fibre Paper & Packaging, Inc.
8.000%, 06/01/2016 (Acquired 05/17/2011 - 09/17/2012, Cost $7,350,454) (r)	7,170,000	7,510,575
Sappi Papier Holding GmbH
7.750%, 07/15/2017 (Acquired 06/20/2012 - 09/17/2012, Cost $4,698,365) (r)	4,650,000	4,992,937
Verso Paper Holdings LLC / Verso Paper, Inc.
11.750%, 01/15/2019 (Acquired 03/08/2012 - 09/20/2012, Cost $3,504,376) (r)	3,440,000	3,646,400
8.750%, 02/01/2019	3,713,000	1,819,370
		26,187,409
Gaming - 1.64%
CityCenter Holdings LLC / CityCenter Finance Corporation
10.750%, 01/15/2017 (p)	5,713,699	6,127,942
MGM Resorts International
7.750%, 03/15/2022	5,490,000	5,764,500
		11,892,442
Gas Distribution - 2.08%
Holly Energy Partners LP / Holly Energy Finance Corporation
6.500%, 03/01/2020 (Acquired 02/28/2012 - 08/16/2012, Cost $4,941,283) (r)	4,846,000	5,100,415
NGPL PipeCo LLC
9.625%, 06/01/2019 (Acquired 05/22/2012 - 06/28/2012, Cost $5,040,517) (r)	4,898,000	5,595,965
Niska Gas Storage US LLC / Niska Gas Storage Canada ULC
8.875%, 03/15/2018	4,240,000	4,399,000
		15,095,380
Health Facilities - 3.86%
Capella Healthcare, Inc.
9.250%, 07/01/2017	5,543,000	5,937,939
CDRT Holding Corporation
9.250%, 10/01/2017 (Acquired 09/24/2012, Cost $2,551,100) (d) (p) (r)	2,630,000	2,551,100
CHS/Community Health Systems, Inc.
7.125%, 07/15/2020	3,750,000	4,005,468
HCA, Inc.
6.500%, 02/15/2020	6,644,000	7,408,060
Surgical Care Affiliates, Inc.
8.875%, 07/15/2015 (Acquired 02/17/2012 - 03/21/2012, Cost $2,218,603) (i) (r)	2,204,981	2,227,031
10.000%, 07/15/2017 (Acquired 12/15/2009 - 02/22/2012, Cost $2,171,914) (i) (r)	2,155,000	2,230,425
VWR Funding, Inc.
7.250%, 09/15/2017 (Acquired 08/20/2012 - 08/21/2012, Cost $3,508,156) (r)	3,505,000	3,564,147
		27,924,170
Health Services - 2.63%
Air Medical Group Holdings, Inc.
9.250%, 11/01/2018	4,865,000	5,327,175
Emergency Medical Services Corporation
8.125%, 06/01/2019	3,472,000	3,697,680
Rural/Metro Corporation
10.125%, 07/15/2019 (Acquired 02/01/2012 - 05/15/2012, Cost $1,917,927) (r)	2,120,000	2,125,300
STHI Holding Corporation
8.000%, 03/15/2018 (Acquired 03/11/2011 - 05/21/2012, Cost $3,554,492) (r)	3,505,000	3,750,350
Universal Hospital Services, Inc.
7.625%, 08/15/2020 (Acquired 07/24/2012 - 08/06/2012, Cost $4,054,138) (r)	3,990,000	4,169,550
		19,070,055
Hotels - 0.40%
Choice Hotels International, Inc.
5.750%, 07/01/2022	2,620,000	2,868,900
Leisure - 1.47%
NCL Corporation Limited
9.500%, 11/15/2018	3,955,000	4,399,938
Seven Seas Cruises S de RL LLC
9.125%, 05/15/2019	5,948,000	6,215,660
		10,615,598
Life Insurance - 0.94%
American General Institutional Capital A
7.570%, 12/01/2045 (Acquired 05/03/2012 - 09/05/2012, Cost $6,423,018) (r)	6,035,000	6,789,375
Machinery - 1.97%
Altra Holdings, Inc.
8.125%, 12/01/2016	4,570,000	4,918,463
The Manitowoc Company, Inc.
8.500%, 11/01/2020	3,555,000	3,994,931
Mcron Finance Sub LLC / Mcron Finance Corporation
8.375%, 05/15/2019 (Acquired 04/20/2012 - 09/25/2012, Cost $5,245,960) (r)	5,160,000	5,340,600
		14,253,994
Media - Broadcast - 1.85%
Cumulus Media Holdings, Inc.
7.750%, 05/01/2019	5,715,000	5,586,413
Entercom Radio LLC
10.500%, 12/01/2019	4,375,000	4,790,625
Townsquare Radio LLC / Townsquare Radio, Inc.
9.000%, 04/01/2019 (Acquired 03/30/2012 - 06/18/2012, Cost $2,785,053) (r)	2,770,000	2,991,600
		13,368,638
Media - Cable - 3.21%
Bresnan Broadband Holdings LLC
8.000%, 12/15/2018 (Acquired 12/01/2010 - 07/27/2012, Cost $3,756,650) (r)	3,661,000	4,017,948
CCO Holdings LLC / CCO Holdings Capital Corporation
7.375%, 06/01/2020 (c)	5,085,000	5,701,556
Cequel Communications Holdings I LLC / Cequel Capital Corporation
8.625%, 11/15/2017 (Acquired 10/30/2009 - 08/28/2012, Cost $5,239,847) (r)	5,185,000	5,560,912
Unitymedia Hessen GmbH & Company / Unitymedia NRW GmbH
8.125%, 12/01/2017 (Acquired 11/17/2009 - 09/17/2012, Cost $4,925,198) (r)	4,683,000	5,057,640
7.500%, 03/15/2019 (Acquired 03/23/2011 - 11/15/2011, Cost $2,634,846) (r)	2,650,000	2,921,625
		23,259,681
Medical Products - 2.65%
DJO Finance LLC / DJO Finance Corporation
8.750%, 03/15/2018 (Acquired 03/13/2012 - 09/14/2012, Cost $5,632,807) (d) (r)	5,450,000	5,824,688
Grifols, Inc.
8.250%, 02/01/2018	5,240,000	5,816,400
Kinetic Concepts, Inc. / KCI USA, Inc.
10.500%, 11/01/2018 (Acquired 10/25/2011 - 11/10/2011, Cost $2,225,491) (r)	2,255,000	2,395,938
12.500%, 11/01/2019 (Acquired 02/09/2012 - 05/10/2012, Cost $1,844,554) (r)	1,895,000	1,800,250
Merge Healthcare, Inc.
11.750%, 05/01/2015	3,089,000	3,359,287
		19,196,563
Metals/Mining Excluding Steel - 3.52%
Constellation Enterprises LLC
10.625%, 02/01/2016 (Acquired 01/20/2011 - 05/21/2012, Cost $3,632,371) (i) (r)	3,630,000	3,829,650
Horsehead Holding Corporation
10.500%, 06/01/2017 (Acquired 07/19/2012 - 09/05/2012, Cost $4,179,203) (r)	4,230,000	4,272,300
Kaiser Aluminum Corporation
8.250%, 06/01/2020	5,552,000	6,023,920
Rain CII Carbon LLC / CII Carbon Corporation
8.000%, 12/01/2018 (Acquired 11/23/2010 - 09/06/2012, Cost $6,685,335) (r)	6,557,000	6,786,495
SunCoke Energy, Inc.
7.625%, 08/01/2019	4,525,000	4,615,500
		25,527,865
Multi-Line Insurance - 0.70%
American International Group, Inc.
8.175%, 05/15/2058 (b)	4,115,000	5,056,306
Oil Field Equipment & Services - 3.89%
American Petroleum Tankers Parent LLC / American Petroleum Tankers Company
10.250%, 05/01/2015	5,689,000	6,001,895
Atwood Oceanics, Inc.
6.500%, 02/01/2020	5,140,000	5,525,500
Bristow Group, Inc.
6.250%, 10/15/2022 (d)	1,404,000	1,442,610
PHI, Inc.
8.625%, 10/15/2018	5,173,000	5,444,582
Thermon Industries, Inc.
9.500%, 05/01/2017	2,454,000	2,745,413
Unit Corporation
6.625%, 05/15/2021 (Acquired 07/12/2012 - 07/25/2012, Cost $2,319,406) (r)	2,345,000	2,432,937
6.625%, 05/15/2021	4,413,000	4,578,488
		28,171,425
Oil Refining & Marketing - 0.81%
PBF Holding Company LLC / PBF Finance Corporation
8.250%, 02/15/2020 (Acquired 01/27/2012 - 08/17/2012, Cost $5,584,006) (r)	5,585,000	5,892,175
Packaging - 1.72%
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc.
7.375%, 10/15/2017 (Acquired 07/19/2012 - 07/23/2012, Cost $3,242,080) (r)	3,064,000	3,297,630
BWAY Holding Company
10.000%, 06/15/2018	3,375,000	3,813,750
Tekni-Plex, Inc.
9.750%, 06/01/2019 (Acquired 05/10/2012 - 08/27/2012, Cost $4,989,250) (r)	4,958,000	5,317,455
		12,428,835
Pharmaceuticals - 1.41%
ConvaTec Healthcare E SA
10.500%, 12/15/2018 (Acquired 12/28/2010 - 09/06/2012, Cost $4,341,586) (r)	4,240,000	4,621,600
Valeant Pharmaceuticals International
7.250%, 07/15/2022 (Acquired 09/20/2012, Cost $5,588,095) (r)	5,310,000	5,621,962
		10,243,562
Printing & Publishing - 1.01%
Valassis Communications, Inc.
6.625%, 02/01/2021	7,035,000	7,298,813
Railroads - 0.42%
Florida East Coast Railway Corporation
8.125%, 02/01/2017	2,894,000	3,060,405
Restaurants - 2.09%
CKE, Inc.
10.500%, 03/14/2016 (Acquired 04/25/2012 - 09/15/2012, Cost $1,764,796) (p) (r)	1,663,593	1,800,839
CKE Restaurants, Inc.
11.375%, 07/15/2018	3,226,000	3,758,290
DineEquity, Inc.
9.500%, 10/30/2018	4,538,000	5,139,285
Ruby Tuesday, Inc.
7.625%, 05/15/2020 (Acquired 05/07/2012 - 07/31/2012, Cost $4,381,289) (r)	4,610,000	4,448,650
		15,147,064
Software/Services - 1.44%
Ceridian Corporation
8.875%, 07/15/2019 (Acquired 06/28/2012 - 08/14/2012, Cost $4,789,077) (r)	4,615,000	5,007,275
First Data Corporation
8.875%, 08/15/2020 (Acquired 08/11/2010 - 08/23/2012, Cost $5,166,608) (r)	4,967,000	5,438,865
		10,446,140
Steel Producers/Products - 0.48%
Atkore International, Inc.
9.875%, 01/01/2018	3,535,000	3,455,462
Support - Services - 1.97%
PHH Corporation
9.250%, 03/01/2016	4,400,000	5,071,000
UR Merger Sub Corporation
8.375%, 09/15/2020	3,360,000	3,612,000
8.250%, 02/01/2021	5,100,000	5,622,750
		14,305,750
Telecom - Integrated/Services - 0.49%
Sable International Finance Limited
8.750%, 02/01/2020 (Acquired 01/20/2012 - 03/13/2012, Cost $3,287,158) (r)	3,169,000	3,549,280
Telecom - Wireless - 0.62%
Wind Acquisition Finance SA
7.250%, 02/15/2018 (Acquired 06/08/2012 - 07/17/2012, Cost $1,922,506) (r)	2,159,000	2,061,845
Wind Acquisition Holdings Finance SA
12.250%, 07/15/2017 (Acquired 01/05/2011 - 07/15/2012, Cost $2,895,974) (p) (r)	3,026,446	2,406,025
		4,467,870
Telecommunications Equipment - 0.71%
CDW LLC / CDW Finance Corporation
8.500%, 04/01/2019	4,736,000	5,174,080
Total corporate bonds (Cost $563,576,848)		591,006,455

CONVERTIBLE BONDS - 0.70%
Auto Parts & Equipment - 0.70%
Meritor, Inc.
4.000%, 02/15/2027 (b)	6,768,000	5,071,770
Total convertible bonds (Cost $5,468,470)		5,071,770
	Shares
CONVERTIBLE PREFERRED STOCKS - 1.68%	Held
Auto Parts & Equipment - 0.64%
The Goodyear Tire & Rubber Company, 5.875%	106,050	4,684,228
Banking - 1.04%
Citigroup, Inc., 7.500%	54,801	5,314,601
KeyCorp, 7.750%	17,800	2,202,750
		7,517,351
Total convertible preferred stocks (Cost $12,149,218)		12,201,579
PREFERRED STOCKS - 3.16%
Banking - 2.42%
Countrywide Capital V, 7.000%	246,708	6,214,574
GMAC Capital Trust I - Series 2, 8.125% (b)	167,882	4,215,517
Royal Bank of Scotland Group PLC, 6.600%	190,965	3,935,789
Zions Bancorporation, 9.500%	119,446	3,125,902
		17,491,782
Hotels - 0.71%
Strategic Hotels & Resorts, Inc. - Series A, 8.500%	97,052	2,440,858
Strategic Hotels & Resorts, Inc. - Series C, 8.250%	107,700	2,703,270
		5,144,128
Investments & Miscellaneous Financial Services - 0.03%
Federal Home Loan Mortgage Corporation - Series Z (a)	282,538	240,157
Total preferred stocks (Cost $21,307,675)		22,876,067

COMMON STOCKS - 0.35%
Automakers - 0.35%
General Motors Company (a)	67,091	1,526,320
General Motors Company - Escrow (a) (f) (i)	352,400	0
Motors Liquidation Company GUC Trust (a)	59,715	1,003,212
Total common stocks (Cost $2,897,592)		2,529,532

WARRANTS - 0.05%
Automakers - 0.05%
General Motors Company
Expiration: July 2019, Exercise Price: $18.33 (a)	41,233	340,585
Total warrants (Cost $279,840)		340,585

Total long-term investments (Cost $605,679,643)		634,025,988

SHORT-TERM INVESTMENTS - 5.37%	Principal
Time Deposits - 5.37%	Amount
Deutsche Bank, 0.03%, 10/01/2012*	$38,910,345	38,910,345
Total short-term investments (Cost $38,910,345)		38,910,345

Total investments - 92.91% (Cost $644,589,988)		672,936,333

Other assets in excess of liabilities- 7.09%		51,346,553

Net assets - 100.00%		$724,282,886

(a) -	Non-income producing security.
(b) -	The coupon rate shown on variable rate securities represents the rate at September 30, 2012.
(c) -	All or a portion of this security is segregated as collateral for delayed delivery securities & credit default swap contracts.
(d) -	Delayed delivery security.
(e) -
Restricted security not registered under the Securities Act of 1933.  Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.  The total market value of this security was $6,439,723, representing 0.89% of net assets.

(f) -	Fair valued security. The total market value of this security was $0, representing 0.00% of net assets.
(i) -	Illiquid security.
(p) -	Payment in-kind security.
(r) -
Restricted security under Rule 144A of the Securities Act of 1933.  Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.  The total market value of these securities was $237,019,175 representing 32.72% of net assets.

* -	Invested through a cash management account administered by Brown Brothers Harriman & Co.

Schedule of Credit Default Swap Contracts - September 30, 2012
Hotchkis & Wiley High Yield Fund (Unaudited)

CREDIT DEFAULT SWAP CONTRACTS - BUY PROTECTION (1)

Reference Entity	Counterparty	Pay Fixed Rate	Expiration Date	Notional Amount (2)	Premiums Paid (Received)	Value (3)	Unrealized Appreciation (Depreciation)

Markit CDX.NA.HY.19	JPMorgan Chase & Company (4)	5.00%	12/20/2017	$35,000,000	$218,406	$45,357	$(173,049)

(1)
The buyer of protection is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default occurs. If a credit event occurs, as defined under the terms of that particular swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced entity or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced entity or underlying securities comprising the referenced index.

(2)	The maximum potential payment the Fund could receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.
(3)
The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Standard & Poor’s rating of JPMorgan Chase & Company, the counterparty, as of September 30, 2012 was A.

The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows*:

	Diversified	Large Cap	Mid-Cap	Small Cap
	Value Fund	Value Fund	Value Fund	Value Fund
Cost of investments	$440,862,153	$615,813,681	$1,511,065,734	$378,872,109
Gross unrealized appreciation	31,330,830	34,467,012	88,633,265	43,892,241
Gross unrealized depreciation	(96,510,882)	(148,871,012)	(238,249,523)	(51,439,798)
Net unrealized depreciation	$(65,180,052)	$(114,404,000)	$(149,616,258)	$(7,547,557)

	Value Opportunities	Capital	High
	Fund	Income Fund	Yield Fund
Cost of investments	$97,141,489	$12,655,212	$644,589,988
Gross unrealized appreciation	9,847,252	881,225	34,164,875
Gross unrealized depreciation	(7,973,254)	(231,351)	(5,818,530)
Net unrealized appreciation	$1,873,998	$649,874	$28,346,345

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Security Valuation. Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on the exchange for which the securities are principally traded on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price or, if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Fixed-income securities are generally valued at the mean between the bid and asked prices on the basis of information from independent pricing services but may also be valued based on reported transactions or a broker-dealer quotation. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees. The Board has approved the use of Interactive Data’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange. When fair value pricing is employed, the value of the portfolio security used to calculate the Funds’ net asset values may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:

•	Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
•	Level 2 —
Other significant observable market inputs including quoted prices for similar instruments in active markets; quoted adjusted prices in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•	Level 3 —	Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of each Fund’s assets as of September 30, 2012:

	Diversified Value Fund	Large Cap Value Fund	Mid-Cap Value Fund	Small Cap Value Fund

Level 1 --- Quoted prices in an active market:
Common Stocks	$366,758,979	$491,775,287	$1,274,070,074	$349,169,541
Investment Companies	-	-	-	7,268,302
Money Market Funds	6,642,426	6,179,030	29,706,260	7,096,745
Level 2 --- Other significant observable market inputs:	-	-	-	-
Time Deposits	2,280,696	3,455,364	57,673,142	7,789,964
Level 3 --- Significant unobservable inputs	-	-	-	-

Total Investments	$375,682,101	$501,409,681	$1,361,449,476	$371,324,552

	Value Opportunities Fund	Capital Income Fund	High Yield Fund

Level 1 --- Quoted prices in an active market:
Common Stocks	$75,106,505	$7,553,128	$2,529,532
Investment Companies	534,600	-	-
Preferred Stocks	301,645	406,570	22,876,067
Convertible Preferred Stocks	-	154,839	12,201,579
Purchased Call Options	654,000	-	-
Purchased Put Options	795,200	-	-
Warrants	1,369,210	2,222	340,585
Money Market Funds	1,342,341	-	-
Level 2 --- Other significant observable market inputs:
Common Stocks	6,751,738	-	-
Preferred Stocks	179,587	-	-
Convertible Preferred Stocks	-	9,258	-
Convertible Bonds	-	35,970	5,071,770
Corporate Bonds	5,261,345	4,744,710	591,006,455
Purchased Put Options	1,289,450	-	-
Time Deposits	5,429,866	398,389	38,910,345
Level 3 --- Significant unobservable inputs	-	-	-

Total Investments	$99,015,487	$13,305,086	$672,936,333

Other Financial Instruments
Level 1 --- Quoted prices in an active market	$-	$-	$-
Level 2 --- Other significant observable market inputs:
Credit Default Swap Contracts *	-	-	(173,049)
Level 3 --- Significant unobservable inputs	-	-	-
Total Other Financial Instruments	$-	$-	$(173,049)

* Credit default swap contracts are derivative instruments not reflected in the Schedule of Investments and are reflected at the unrealized appreciation (depreciation) on the instrument.

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.

There were transfers from Level 1 to Level 2 of $558,425 for the Value Opportunities Fund and $9,258 for the Capital Income Fund using market value as of September 30, 2012. The transfers were due to lack of trading volume on September 30, 2012. There were transfers from Level 2 to Level 1 of $1,215,489 for the Value Opportunities Fund using market value as of September 30, 2012. The transfers were due to the securities being fair valued as a result of market movements following the close of local trading at the beginning of the reporting period and due to increased trading volume on September 30, 2012. There were no transfers into or out of Level 1 or Level 2 during the three months ended September 30, 2012 for the Diversified Value Fund, Large Cap Value Fund, Mid-Cap Value Fund, Small Cap Value Fund and High Yield Fund. Transfers between Levels are recognized at the end of the reporting period.

Commitments. Bridge loan commitments may obligate a Fund to furnish temporary financing to a borrower until permanent financing can be arranged.  At September 30, 2012, the High Yield Fund had outstanding bridge loan commitments of $10,000,000.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hotchkis and Wiley Funds

By (Signature and Title) /s/ Anna Marie Lopez
 Anna Marie Lopez
 President of Hotchkis & Wiley Funds

Date 11/27/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Anna Marie Lopez
 Anna Marie Lopez
 President of Hotchkis & Wiley Funds

Date 11/27/2012

By (Signature and Title) /s/ James Menvielle
 James Menvielle
 Treasurer of Hotchkis & Wiley Funds

Date 11/27/2012